Intangible assets - Summary of Exploratory Phases (Detail) pure in Millions	12 Months Ended
Dec. 31, 2019
Sergipe-Alagos basin [member]
Disclosure Of Intangible Assets Of Exploration [line items]
Exploratory phase, Exclusive	5
Exploratory phase, Partnership	0
Espirito Santo basin [member]
Disclosure Of Intangible Assets Of Exploration [line items]
Exploratory phase, Exclusive	2
Exploratory phase, Partnership	0
Barreirinhas basin [member]
Disclosure Of Intangible Assets Of Exploration [line items]
Exploratory phase, Exclusive	1
Exploratory phase, Partnership	0